Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net Loss	$ (25,445)	$ (20,699)	$ (95,793)	$ (125,359)
Changes in operating assets and liabilities
Prepaid expense	(3,000)		(3,000)
Accounts Payable				(1,900)
Accrued expenses				(3,068)
Due to Related Party				(102)
Cash (used) by operating activities	(28,445)	(27,502)	(98,793)	(130,429)
INVESTING ACTIVITIES
FINANCING ACTIVITIES
Proceeds from sale of Units	200,455
Net cash provided by financing activities	200,455
NET INCREASE (DECREASE) IN CASH			(98,793)	(130,429)
CASH - BEGINNING OF THE PERIOD	41,249	140,042	140,042	270,471
CASH - END OF THE PERIOD	$ 213,259	$ 112,540	41,249	140,042
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid